Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 11 - Subsequent Events

The Company has evaluated events that have occurred after the balance sheet and through the date the financial statements were issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements, except as follows:

On April 18, 2022, Mark Davidson was appointed as Chief Executive Officer of the Company. In connection with Mr. Davidson’s appointment as Chief Executive Officer of the Company, the Company agreed to pay Mr. Davidson an annual cash compensation of $300,000. For 2022, Mr. Davidson will be eligible for an annual target bonus of up to $150,000 that will be prorated for nine (9) months (i.e. $112,500) based on his achievements of performance goals to be finalized and approved by the Board of Directors within the first two months of his employment. Such annual bonus will be paid in stock compensation until such time that the Company has sufficient cash flow. His eligibility for future bonuses will be determined by the Board of Directors in accordance with the Company’s future bonus plans and programs. In addition, the Company agreed to grant to Mr. Davidson an option to purchase a number of shares equivalent to 5.0% ownership of the Company on a fully-diluted basis using the treasury stock method as of March 31, 2022 (or 5.0% of 12,910,125 shares, or 650,000 shares), at the fair market value of the Company’s common stock as determined by the Board on the date it approves such grant. The option will vest at the rate of 25% per year on the anniversary date from the first day of his employment starting from April 1, 2023. The option will be subject to acceleration in vesting in connection with the occurrence of a change of control event during the term of Mr. Davidson’s employment.

Note 12 - Subsequent Events

The Company has evaluated events that have occurred after the balance sheet and through March 31, 2022. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements, except as follows

In February 2022, the Company received a notification that it had been awarded a $650,000 grant through the Empire State Development Grant Funds through the Southern Tier REDC. Funding of the grant is dependent on the Company maintaining capital expenditure and head count metrics specified in the grant award.